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[PAUL, HASTINGS, JANOFSKY & WALKER LLP LETTERHEAD]

(212) 318-6053
Keithpisani@paulhastings.com

May 15, 2007

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:
The Smith & Wollensky Restaurant Group, Inc.

Ladies and Gentlemen:

On behalf of our client, The Smith & Wollensky Restaurant Group, Inc. (the "Company"), we enclose the Company's preliminary proxy statement on Schedule 14A (the "Schedule 14A"). The Schedule 14A is being filed concurrently with the Company's Schedule 13E-3, which it is jointly filing with Alan N. Stillman.

Please contact the undersigned at the number above with any comments or questions.

Sincerely,

/s/ Keith D. Pisani

Keith D. Pisani
for PAUL, HASTINGS, JANOFSKY & WALKER LLP

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[PAUL, HASTINGS, JANOFSKY & WALKER LLP LETTERHEAD]